OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS
OTHER ASSETS
Other assets comprise the following:

	December 31, 2013	September 30, 2014
Surgical instruments, net	$15,271	$21,477
Other	143	120
Total	$15,414	$21,597

Surgical instruments are stated net of accumulated amortization of $15,007 and $17,214 at December 31, 2013 and September 30, 2014, respectively. Amortization expense was $2,592 and $4,498 for the nine months ended September 30, 2013 and 2014, respectively.

OTHER ASSETS
Other assets comprise the following:

	December 31,
	2012	2013
Surgical instruments, net	$8,676	$15,271
Other	712	143
	$9,388	$15,414

Surgical instruments are stated net of accumulated amortization of $12,193 and $15,007 at December 31, 2012 and December 31, 2013, respectively. Amortization expense was $4,885, $5,940 and $2,814 for the years ended December 31, 2011, 2012 and 2013, respectively.